Variable Interest Entity (“VIE”) (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash - Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity (“VIE”) (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	¥ 2,101,250	$ 296,674	¥ 6,072,875	¥ 55,965,855
Restricted cash				442,560
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 2,101,250	$ 296,674	¥ 6,072,875	¥ 56,408,415